Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of RSUs Outstanding and Related Information

Activity in the Group´s RSUs outstanding and related information is as follows:

	Grant date fair value ($)	Number of RSUs
As at December 31, 2020	—	—
Granted May	17.00	1,257,127
Granted November	9.92	575,650
Forfeited	—	(131,770)
As at December 31, 2021	—	1,701,007

Summary of Number and Exercise Prices of Employee Stock Options
	Weighted average exercise price ($)	Number of employee stock options
As at December 31, 2020	—	—
Granted May	17.00	6,867,649
Granted November	9.92	134,781
Forfeited	17.00	(44,118)
As at December 31, 2021	16.86	6,958,312

Summary of Inputs to Black-Scholes Option-pricing Model Used for Employee Stock Options
	May 2021	November 2021
Exercise price ($)	17	9.92
Expected term (years)	6-8	6-8
Share price at grant date	17	9.92
Expected price volatility of the Company's shares (%)	33.00	33.00
Risk-free interest rate (%)	1.09-1.44	1.34-1.48

Summary of Impact of Input Assumptions Changes in Fair Value Per Employee Stock Option

The following table shows the impact of these changes on fair value per employee stock option granted 2021:

	May 2021	November 2021
Share price decrease 10%	(1.16)	(0.68)
Share price increase 10%	1.23	0.73
Volatility decrease 2%	(0.31)	(0.18)
Volatility increase 2%	0.31	0.18
Expected life decrease 6 months	(0.26)	(0.14)
Expected life increase 6 months	0.26	0.14

Summary of Warrants Granted

Set out below are summaries of warrants granted under the plans:

	Average exercise price per share	Number of warrants*
As at January 1, 2020	SEK 5.65	1,492,864
Granted during the year	SEK 39.77	107,000
Redeemed during the year	SEK 5.27	(123,667)
As at December 31, 2020	SEK 8.16	1,476,197

*	Warrant holders have the right to subscribe to 27 ordinary shares per warrant.

	Average exercise price per share	Number of warrants*
As at January 1, 2021	SEK 8.16	1,476,197
Exercised during the period	SEK 8.16	(1,456,197)
Forfeited during the period	SEK 7.68	(20,000)
As at December 31, 2021	-	-

*	Warrant holders have the right to subscribe to 27 ordinary shares per warrant.

Summary of Model Inputs for Warrants Granted

The model inputs for warrants granted during the year ended December 31, 2020, included:

2020
Weighted average exercise price per share	SEK 39.77
Grant date	July 2020
Contractual term	10 years
Weighted average expected term	0.8 years
Weighted average share price at grant date	SEK 39.77
Expected price volatility of the Company’s shares	30%
Expected dividend yield	0%
Risk-free interest rate	0%

Summary of Changes on Fair Value Per Warrant Granted

The following table shows the impact of these changes on fair value per warrant granted 2020:

2020
Share price decrease 10%	SEK (51.40)
Share price increase 10%	SEK 66.90
Volatility decrease 2%	SEK (7.70)
Volatility increase 2%	SEK 7.70
Expected life decrease 6 months	SEK (43.60)
Expected life increase 6 months	SEK 31.00

Summary of Expenses Arising from Share-based Payment Transactions
Expenses arising from the share-based payment transactions	2021	2020	2019
RSUs issued under LTI 2021	(7,489)	—	—
Employee stock options issued under LTI 2021	(16,143)	—	—
Warrants	—	(1,014)	(1,921)
Social security costs	(1,581)	(319)	(604)
Total	(25,213)	(1,333)	(2,525)